Supplementary information on oil and gas activities (unaudited) - Summary of changes in the standardized measure of discounted future net cash flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Standardized measure of future discounted cash flow, net, at beginning of year	$ 1,512	$ 738	$ 775
Net changes in selling prices and production costs related to future production	1,170	783	(241)
Net changes in estimated future development costs	(2,632)	28	(231)
Net changes from revisions of workload estimates	229	44	20
Net changes from extensions, discoveries and improvements	1,790	1,006	362
Cumulative discount	1,585	116	118
Net changes from on-site purchases and sales of minerals	55	(40)	2
Sales of Crude oil, LNG and Natural gas produced, net of production costs	820	(429)	127
Estimated development costs previously incurred	(460)	(263)	(206)
Net change in income tax	(852)	(471)	12
Other	24
Changes in the standardized measure of future discounted cash flow for the year	1,729	774	(37)
Standardized measure of future discounted cash flow at end of year	$ 3,241	$ 1,512	$ 738